Summary of Significant Account Policies:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Summary of Significant Account Policies:
Summary of Significant Account Policies:

Note C — Summary of Significant Account Policies:

Basis of presentation

The accounting policies followed by the Company are set forth in the Company’s notes to the condensed consolidated financial statements that are a part of its Annual Report on Form 10-K for the fiscal year ended June 30, 2014 and should be read in conjunction with the financial statements contained herein.

The financial information included herein as of September 30, 2014, and for the three-month periods ended September 30, 2014, and 2013, have been presented without an audit, pursuant to accounting principles for interim financial information generally accepted in the United States of America, and the rules of the Securities and Exchange Commission.

The Company believes that the disclosures are adequate to make the information presented not misleading. The information presented reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the periods.

Restatement Correction of Error

As noted, the financial information for the three months ended September 30, 2013 has been restated to reflect the change in fair value of warrants liability for the WFEC warrants since their re-pricing in December 2012. The Company re-priced and extended warrants to purchase 8,500,000 shares of common stock in connection with the amendment of its Credit Agreement with WFEC in December 2012. The previously issued warrants were modified to provide for an exercise price of $0.20 per share with the exercise term extended to December 31, 2017. The warrants included certain anti-dilution provisions, which provide exercise price adjustments in the event that any common stock equivalents are issued at an effective price per share that is less than the exercise price of the warrants. The fair value of the warrants liability was not recorded for the year ended June 30, 2013 or previous years. The Company, however, recorded the liability related to the fair value of these warrants as of July 1, 2013 ($1,805,898) as an out-of-period charge to net income and corresponding liability on July 1, 2013. The subsequent increase in the warrants’ fair value during the three months ended September 30, 2013, has been reflected as an increase in the warrant liability and a charge to net income of $224,290 for the three months ended September 30, 2014. The restated effects are shown in the table following:

WFEC warrants liability

Balance previously reported as of June 30, 2013	$—
Balance recorded on July 1, 2013	1,805,898
Change in fair value of WFEC warrants liability	224,290
Balance as of September 30, 2013	$2,030,188

The estimated fair value of the warrants issued in connection with the Notes was determined using the Monte Carlo Simulation option pricing model, assuming there will be no dividend, using the applicable exercisable periods, a risk-free rate of return of approximately 0.89% and an expected stock volatility of approximately 80%. The estimated fair value for warrants associated with the WFEC Credit Agreement was determined using the Black-Scholes option pricing model, assuming there will be no dividend, using the applicable exercisable periods, a risk-free rate of return of approximately 0.89% and an expected volatility of 80%.

Earnings per share

The Company has adopted the provisions of ASC No. 260, Earnings per Share. ASC No. 260 requires the presentation of basic earnings (loss) per share (“EPS”) and diluted EPS. Basic EPS is calculated by dividing net income or loss, less preferred dividends (income or loss attributable to common stockholders), by the weighted average number of common shares outstanding for the period. Diluted EPS is calculated by dividing net income or loss, less preferred dividends (income or loss attributable to common stockholders), by the weighted average number of common shares outstanding plus any dilutive shares (i.e., convertible preferred stock, stock warrants or other convertible debt) during the period, unless the effect of such potentially diluted securities would be antidilutive.

Potential dilutive securities (e.g., convertible preferred stock, stock options and warrants and convertible debt) have been considered, but because the Company reported net losses in the three-month periods ended September 30, 2014 and 2013, their effects would be anti-dilutive. The weighted average number of common shares outstanding was 77,505,908 and 77,431,832 for the quarters ended September 30, 2014 and 2013, respectively.

Note B - Significant accounting policies:

Cash equivalents

For purposes of the statements of cash flows and balance sheets, the Company considers all certificates of deposit and other financial instruments with original maturity dates of three months or less to be cash equivalents.

Accounts Receivable

The Company has receivables from affiliated and non-affiliated third-party operators and oil and gas purchasers that are generally uncollateralized. The Company reviews these parties for creditworthiness and general financial condition. Accounts receivable are generally due within 30 days and accounts outstanding longer than 60 days are considered past due. If necessary, the Company would determine an allowance by considering the length of time past due, previous loss history and the payor’s ability to pay its obligation, among other things. The Company writes off accounts receivable when they are determined to be uncollectible.

The Company establishes provisions for losses on accounts receivable if it determines that it will not collect all or part of the outstanding balance. The Company regularly reviews collectability and establishes or adjusts the allowance as necessary using the specific identification method. There was no allowance for doubtful accounts at June 30, 2014 and 2013.

Office and other equipment

Office and other equipment is stated at cost and depreciated by the straight-line method over estimated useful lives ranging from five to seven years. Depreciation and amortization of office and other equipment amounted to $3,609 and $3,372 for the years ended June 30, 2014 and 2013, respectively.

Impairment of long-lived assets and long-lived assets to be disposed of

The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 360-10, Property, Plant and Equipment — Impairment or Disposal of Long-Lived Assets, which provides guidance for the financial accounting and reporting of impairment or disposal of long-lived assets.  In addition, the Company is subject to the rules of the Securities and Exchange Commission with respect to impairment of oil and gas properties accounted for under the full cost method of accounting, as described below.

Oil and Gas Properties

The Company follows the full cost method of accounting for oil and gas properties. Management believes the full cost method more accurately reflects management’s exploration objectives and results by including all costs incurred as integral for the acquisition, discovery and development of whatever reserves ultimately result from its efforts as a whole. Under the full cost method of accounting, all costs associated with acquisition, exploration and development of oil and gas reserves, including such costs as leasehold acquisition costs, interest costs related to exploratory and development activities, and directly related overhead costs, are capitalized into the full cost pool.

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves. Investments in unproved properties and major development projects are not amortized until proved reserves associated with the projects can be determined or until impairment occurs. If the results of an assessment indicate that the properties are impaired, the amount of the impairment is added to the capitalized costs to be amortized.

In addition, the capitalized costs are subject to a “full cost ceiling test,” which generally limits such costs to the aggregate of the “estimated present value” (discounted at a ten percent (10%) interest rate) of future net revenues from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair market value of unproved properties. No impairment of oil and gas properties charge was recorded for fiscal 2014 and 2013, respectively.

Sales of proved and unproved properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in income.

Depletion of producing oil and gas properties amounted to $7,786,503 and $3,244,887 for the years ended June 30, 2014 and 2013, respectively.

Asset retirement obligations

We have asset retirement obligations primarily for the future abandonment of oil and gas wells, and we maintain reserve accounts for part of these obligations under our operating agreements with the operators of wells in which we have an interest. We account for these obligations under ASC No. 410-20, Asset Retirement and Environmental Obligations, which requires the fair value of an asset retirement obligation to be recognized in the period when it is incurred if a reasonable estimate of fair value can be made. The present value of the estimated asset retirement cost is capitalized as part of the carrying amount of the underlying long-lived asset. ASC No. 410-20 also requires depreciation of the capitalized asset retirement cost and accretion of the asset retirement obligation over time. The depreciation is generally determined on a units-of-production basis over the life of the asset, while the accretion escalates over the life of the asset, typically as production declines. The amounts recognized are based on numerous estimates and assumptions, including recoverable quantities of oil and gas, future retirement and site reclamation costs, inflation rates and credit-adjusted risk-free interest rates.

Fair value of financial instruments

The Company defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. Financial instruments included in the Company’s financial statements include cash and cash equivalents, short-term investments, accounts receivable, other receivables, other assets, accounts payable, notes payable and due to affiliates. Unless otherwise disclosed in the notes to the financial statements, the carrying value of financial instruments is considered to approximate fair value due to the short maturity and characteristics of those instruments. The carrying value of debt approximates fair value as terms approximate those currently available for similar debt instruments.

Estimates of Proved Oil and Gas Reserves

Estimates of our proved reserves included in this Prospectus are prepared in accordance with GAAP and SEC guidelines. The accuracy of a reserve estimate is a function of:

•         the quality and quantity of available data;

•         the interpretation of that data;

•         the accuracy of various mandated economic assumptions; and

•         the judgment of the persons preparing the estimate.

Our proved reserve information included in this Prospectus was based on studies performed by our independent petroleum engineers. Estimates prepared by other third parties may be higher or lower than those included herein. Because these estimates depend on many assumptions, all of which may substantially differ from future actual results, reserve estimates will be different from the quantities of oil and gas that are ultimately recovered. In addition, results of drilling, testing and production after the date of an estimate may cause material revisions to the estimate.

In accordance with SEC requirements, we based the estimated discounted future net cash flows from proved reserves on the average of oil and gas prices based on the average 12 month first-day-of-month pricing for the years ended June 30, 2014 and 2013, and costs as of June 30, 2014 and 2013. Future prices and costs may be materially higher or lower than these prices and costs which would impact the estimated value of our reserves.

The estimates of proved reserves materially impact depreciation, depletion and amortization, or DD&A expense. If the estimates of proved reserves decline, the rate at which we record DD&A expense will increase, reducing future net income. Such a decline may result from lower commodity prices, which may make it uneconomic to drill for and produce higher cost fields.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates that will apply in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are routinely evaluated to determine the likelihood of realization and the Company must estimate its expected future taxable income to complete this assessment. Numerous assumptions are inherent in the estimation of future taxable income, including assumptions about matters that are dependent on future events such as future operating conditions, particularly related to prevailing oil, condensate, natural gas and NGLs prices, and future financial conditions. The estimates or assumptions used in determining future taxable income are consistent with those used in internal budgets and forecasts. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date. The Company has established a valuation allowance to offset its net deferred tax asset since, on a more likely than not basis, such benefits are not considered recoverable at this time.

ASC 740 also provides guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions in an enterprise’s financial statements and requires an entity to recognize the financial statement impact of a tax position when it is more likely than not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is recognized at the largest amount of the benefit that is greater than 50% likely of being realized upon ultimate settlement. Interest expense and penalties related to tax liabilities will be recognized in the first period that it would begin to accrue according to the relevant tax law, and will be classified as an operating expense.

The Company is no longer subject to income tax examinations by the Internal Revenue Service for years prior to 2009.  For state tax jurisdictions, the Company is no longer subject to income tax examinations for years prior to 2009.

Oil and gas revenues

The Company recognizes oil and gas revenues when oil and gas production is sold to a purchaser at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. As a result of the numerous requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations and distribute and disburse funds to various working interest and royalty owners, the collection of revenues from oil and gas production may take up to 60 days following the month of production. Therefore, we make accruals for revenues and accounts receivable based on estimates of our share of production. Since the settlement process may take 30 to 60 days following the month of actual production, our financial results include estimates of production and revenues for the related time period. We record any differences, which historically have not been significant, between the actual amounts ultimately received and the original estimates in the period they become finalized.

Earnings (loss) per common share

The Company has adopted the provisions of ASC No. 260, Earnings per Share. ASC No. 260 requires the presentation of basic earnings (loss) per share (“EPS”) and diluted EPS. Basic EPS is calculated by dividing net income or loss, less preferred dividends (income or loss attributable to common stockholders), by the weighted average number of common shares outstanding for the period. Diluted EPS is calculated by dividing net income or loss, less preferred dividends (income or loss attributable to common stockholders), by the weighted average number of common shares outstanding plus any dilutive shares (i.e., convertible preferred stock, stock warrants or other convertible debt) during the period, unless the effect of such potentially diluted securities would be anti-dilutive.

Potential dilutive securities (e.g., convertible preferred stock, stock warrants and convertible debt) have been considered for the years ended June 30, 2014 and 2013. For fiscal 2013, potential dilutive securities were disregarded due to the net loss because the effects would have been anti-dilutive. See the table below for a reconciliation of basic and diluted earnings per share:

	For the year ended June 30, 2014			For the year ended June 30, 2013
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Income available to common shareholders - basic earnings per share	7,704,135	77,285,846	0.10	(6,851,518)	77,263,381	(0.09)

Effect of dilutive securities
Warrants		15,890,011		—	—
Convertible debt	—	—		—	—
Convertible preferred	—	—		—	—
Options	—	—

Income available to common shareholders - diluted earnings per share	7,704,135	93,175,857	0.08	(6,851,518)	77,263,381	(0.09)

Concentration of customers and credit risk

Financial instruments which potentially subject the Company to a concentration of credit risk consist primarily of trade accounts receivable with a variety of local, national, and international oil and natural gas companies. Such credit risks are considered by management to be limited due to the financial resources of the oil and natural gas companies.

Our cash accounts at our financial institution, which are only FDIC insured to a total balance of $250,000, had a balance of $6,857,970 in cash and $5,000,000 in restricted cash as of June 30, 2014. Therefore, there is $11,607,970 customer/credit risk to the Company, as the remaining balance was fully insured by FDIC.

Purchases by BP Energy totaled 81% of our total revenues.

As noted earlier, the Company has receivables from non-affiliated operators for oil and gas sales.  It also has accounts payable to such operators for its share of development, production, and operating costs.  As of June 30, 2014, a single operator owed the Company approximately $390,038, which is included in accounts receivable. As of June 30, 2013, a single operator owed the Company approximately $182,643, which was included in accounts receivable.

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Certain significant estimates

Management’s estimates of oil and gas reserves are based on various assumptions, including constant oil and gas prices. It is reasonably possible that a future event in the near term could cause the estimates to change and such changes could have a severe impact. Actual future production, cash flows, taxes, operating expenses, development expenditures and quantities of recoverable oil and gas reserves may vary substantially from those assumed in the estimate. The accuracy of any reserve estimate is a function of the quality of available data, engineering and geological interpretation, and judgment. Subsequent evaluation of the same reserves based upon production history will result in variations, which may be substantial, in the estimated reserves. While it is at least reasonably possible that these estimates will change materially in the near term, no estimate can be made of the range of possible changes that might occur.

Stock-based compensation

The Company accounts for its stock-based employee compensation plans pursuant to ASC No. 718, Stock Compensation. ASC No. 718 requires the Company to recognize compensation costs related to stock-based payment transactions (i.e., the granting of stock options and warrants, and awards of shares of Common Stock) in the financial statements. The amount of compensation is measured based on the grant-date fair value of the equity issued. Compensation cost is recognized over the period that an employee provides services in exchange for the award.

The expected term of the options represents the estimated period of time until exercise and is based on consideration to the contractual terms, vesting schedules and expectations of future employee behavior.

The risk-free interest rate is based on the U.S. Treasury bill rate in effect at the time of grant with an equivalent expected term or life.

Financial instruments with characteristics of both liabilities and equity

The Company has adopted the provisions of ASC No. 480, Distinguishing Liabilities from Equity established standards for how a company classifies and measures certain financial instruments with characteristics of both liabilities and equity. The statement requires that a company classify a financial instrument that is within its scope as a liability (or an asset in some circumstances) if certain criteria are met. Freestanding financial instruments that obligate the issuer to redeem the holder’s shares, or are indexed to such an obligation, or are settled in cash or settled with shares meeting certain conditions would be treated as liabilities. Many of those instruments were previously classified as equity.

Deferred Loan Costs

During the years ended June 30, 2014 and 2013, the Company incurred loan origination and other professional fees that were associated with closing certain loans. These fees are included in prepaid and other assets on the consolidated balance sheet, net of amortization. Such fees have been deferred and are being amortized to loan costs over the life of the loan on a straight line basis, which approximates the effective interest method. Loan costs recorded on these fees was $700,476 and $520,000 for the years ended June 30, 2014 and 2013, respectively, and was reflected in amortization of loan costs on the consolidated statements of operations.

Warrants Liability

The Company’s outstanding warrants issued in connection with the issuance of the Notes issued on October 2, 2013 are classified as liabilities and are adjusted to reflect fair value at the end of each reporting period, with the changes in fair value recognized as a change in fair value of warrant liability in the Company’s consolidated statements of operations. Specifically, the warrants issued in connection with Notes issued on October 2, 2013, grant the warrant holder certain anti-dilution protection which provide exercise price adjustments in the event that any common stock or common stock equivalents are issued at an effective price per share that is less than the then-current exercise price per share.   Upon exercise or expiration of the warrant, the fair value of the warrant at that time will be reclassified to equity from a liability. The following table is a summary of the warrant liability activity measured at fair value using Level 3 inputs:

The Company re-priced and extended warrants to purchase 8,500,000 shares of common stock in connection with the amendment of its Credit Agreement with WFEC in December 2012. The previously issued warrants were modified for an exercise price of $.20 per share with the exercise term extended to December 31, 2017. The warrants included certain anti-dilution provisions, which provide exercise price adjustments in the event that any common stock equivalents are issued at an effective price per share that is less than exercise price of the warrants. The warrants were not recorded as a fair value liability for the year ended June 30, 2013 or previous years. The Company, however, recorded the fair value of these warrants as of July 1, 2013 ($1,805,898) as an out of period charge to net income and corresponding liability on July 1, 2013. The subsequent decrease in the warrants’ fair value during the year ended June 30, 2014, which includes the effect of the anti-dilution re-pricing from $0.20 per share to $0.17 per share in connection with the Notes issued on October 2, 2013, has been reflected as a reduction in the warrant liability and a credit to net income, resulting in a net charge to net income of $982,042 in the fiscal year ended June 30, 2014.

The estimated fair value of the warrants issued in connection with the Notes was determined using the Monte Carlo Simulation option pricing model, assuming there will be no dividend, using the applicable exercisable periods, a risk-free rate of return of approximately 0.89% and an expected stock volatility of approximately 80%. The estimated fair value for warrants associated with the WFEC Credit Agreement was determined using the Black-Scholes option pricing model, assuming there will be no dividend, using the applicable exercisable periods, a risk-free rate of return of approximately 0.89% and an expected volatility of 80%.

The following table is a summary of the warrant liabilities activity measured at fair value using Level 3 inputs:

Warrants liability
Balance at June 30, 2013	$—
Granted
Class A and B warrants	33,411,033
Change in fair value
Class A and B warrants	(18,102,734)
WFEC warrants	982,042
Balance at June 30,2014	$16,290,341

Revenue Recognition

The Company uses the sales method of accounting for the sale of its oil, condensate, natural gas and NGLs and records revenues from the sale of such products when delivery to the customer has occurred and title has transferred. This recording of revenues occurs when oil, condensate, natural gas or NGLs have been delivered to a pipeline or a tank lifting has occurred. The Company’s NGLs are sold as part of the wet gas subject to an incremental NGLs pricing formula based upon a percentage of NGLs extracted from the Company’s wet gas production. The Company’s reported production volumes reflect incremental post-processing NGLs volumes and residual gas volumes with which the Company is credited under its sales contracts. Under the sales method, revenues are recorded based on the Company’s net revenue interest, as delivered. When actual natural gas sales volumes exceed our delivered share of sales volumes, an over-produced imbalance occurs. To the extent an over-produced imbalance exceeds our share of the remaining estimated proved natural gas reserves for a given property, the Company records a liability. The Company had no material gas imbalances at June 30, 2014 and 2013.

The Company records its share of revenues based on production volumes and contracted sales prices. The sales price for oil, condensate, natural gas and NGLs are adjusted for transportation cost and other related deductions. The transportation costs and other deductions are based on contractual or historical data and do not require significant judgment. Subsequently, these deductions and transportation costs are adjusted to reflect actual charges based on third party documents once received by the Company. In addition, oil, condensate, natural gas and NGLs volumes sold are not significantly different from the Company’s share of production.

The Company calculates and pays royalties on oil, condensate, natural gas and NGLs in accordance with the particular contractual provisions of the lease. Royalty liabilities are recorded in conjunction with the cash receipts for oil, condensate, natural gas and NGLs revenues and are included in revenue payable on the Company’s consolidated balance sheet.

Recent accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"). This comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance under GAAP. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under currently applicable guidance including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2016 and permits the use of either the retrospective or cumulative effect transition method. We are currently assessing the potential impact of ASU 2014-09 on our consolidated financial condition and results of operations.